Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2023
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 5 – ADVANCES TO SUPPLIERS, Net

As of December 31, 2023 and 2022, advances to suppliers consisted of the following:

	2023	2022

Advances to suppliers - Inventories	$-	$483,435
Advances to suppliers – Services (1)	338,166	-
Less: reserve for amount not recoverable	-	(1,666)
Total	$338,166	$481,769

(1)	In 2023, the Company signed a software upgrade and development contract (for internal use) (Interface System), which obligated the software company to perform certain software upgrade and development activities from May to September 2023. As of December 31, 2023, the total contract price was $676,333 and shall be paid using installment payment method (50% within 5 working days after the signing of this contract, 40% within 5 working days upon launching of the official version, and 10% within 30 working days upon launching of the official version). The ownership of the final product belongs to the Company.